33. Insurance coverage	12 Months Ended
Dec. 31, 2017
Insurance Coverage
Insurance coverage

The insurance coverage as at December 31, 2017 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Assigning profit	16,369
Profit	Loss of profits	8,338
Cars and Others (*)	Damages	412

The Company maintains specific policies for general civil liability of R$100 and civil responsibility of R$134, which covers fraud risk (Criminal) of R$35, risk of damage protection and Cybersecurity responsibility of R$ 32 and total coverage of R$301.

(*) The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.